Securitizations and Variable Interest Entities - Classification of Consolidated VIEs' Assets and Liabilities (Detail) (JPY ¥)	Sep. 30, 2013	Mar. 31, 2013	Sep. 30, 2012	Mar. 31, 2012
Assets
Cash and cash equivalents	¥ 1,298,043,000,000	¥ 805,087,000,000	¥ 716,712,000,000	¥ 1,070,520,000,000
Trading assets
Private equity investments	84,169,000,000	87,158,000,000
Securities purchased under agreements to resell	9,552,516,000,000	8,295,372,000,000
Other	591,815,000,000	602,159,000,000
Trading liabilities
Securities sold under agreements to repurchase	14,074,602,000,000	12,444,317,000,000
Borrowings
Short-term borrowings	800,966,000,000	738,445,000,000
Long-term borrowings	7,637,759,000,000	7,592,368,000,000
Variable interest entity, primary beneficiary [Member]
Assets
Cash and cash equivalents	35,000,000,000	13,000,000,000
Trading assets
Equities	277,000,000,000	353,000,000,000
Debt securities	214,000,000,000	200,000,000,000
Mortgage and mortgage-backed securities	77,000,000,000	138,000,000,000
Derivatives	1,000,000,000	3,000,000,000
Private equity investments	1,000,000,000	1,000,000,000
Securities purchased under agreements to resell	15,000,000,000	12,000,000,000
Office buildings, land, equipment and facilities	4,000,000,000	17,000,000,000
Other	61,000,000,000	64,000,000,000
Total	685,000,000,000	801,000,000,000
Trading liabilities
Debt securities	9,000,000,000	6,000,000,000
Derivatives	10,000,000,000	15,000,000,000
Securities sold under agreements to repurchase	12,000,000,000	4,000,000,000
Borrowings
Long-term borrowings	381,000,000,000	458,000,000,000
Other	4,000,000,000	7,000,000,000
Total	¥ 416,000,000,000	¥ 490,000,000,000